CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 8 - CAPITAL STOCK

We are authorized to issue 10,000,000,000 shares of Class A Common Stock with a par value of $0.0001 per share, and 12,500,000 shares of Class B Common Stock with a par value of $0.0001 per share. Class A Common Stock and Class B Common Stock have equal rights to dividends and distributions. However, each outstanding share of Class A Common Stock is entitled to one vote on all matters that may be voted upon by the owners thereof at meetings of the stockholders, while each outstanding share of Class B Common Stock is entitled to forty votes on all matters that may be voted upon by the owners thereof at meetings of the stockholders. As of June 30, 2012, there were 670,589,493 and 5,365,419 shares of Class A Common Stock and Class B Common Stock issued and outstanding, respectively.

During the six months ended June 30, 2012, we issued shares of Class A Common Stock in the following transactions:

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95,262,798 shares of Class A Common Stock upon conversion of promissory notes with a principal balance of $3,653,076.

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50,943,146 shares of Class A Common Stock were issued to various vendors for consulting services valued at $1,547,236.

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52,408,636 shares of Class A Common Stock valued at $1,834,302 were issued in payment of compensation.

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3,480,000 shares of Class A Common Stock valued at $113,600 were issued in payment of rent.

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43,852,978 shares of Class A Common Stock valued at $1,534,854 were issued in payment of compensation for GoldLand Officers.

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2,000,000 shares of Class A Common Stock valued at $65,667 were issued for cash.

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2,778,567 shares of Class A Common Stock valued at $133,335 were issued in payment of interest.

As of June 30, 2012, the Company had outstanding notes payable to various investors in the original principal amount of $2,409,667. All of the notes are convertible into shares of Class A Common Stock at election of the holder at conversion prices ranging from $0.015 to $0.275 per share. Maturity dates range from July 8, 2012 to June 22, 2014. At June 30, 2012, an aggregate of 71,488,653 shares of Class A Common Stock were issuable upon conversion of the notes.

Shares issued for services are valued at the market price on the date of the invoice for the services. Shares issues for prepaid services are valued at the market price on the date of the contract for the services. Shares issued for services which specify that a specific number of shares be issued are valued at the market price on the date of the contract. The conversion prices on all convertible notes were set at the market price on the date on the issuance of the convertible note.

NOTE 12 - CAPITAL STOCK

We are authorized to issue 10,000,000,000 shares of Class A Common Stock with a par value of $0.0001 per share, and 12,500,000 shares of Class B Common Stock with a par value of $0.0001 per share. Class A Common Stock and Class B Common Stock have equal rights to dividends and distributions. However, each outstanding share of Class A Common Stock is entitled to one vote on all matters that may be voted upon by the owners thereof at meetings of the stockholders, while each outstanding share of Class B Common Stock is entitled to forty votes on all matters that may be voted upon by the owners thereof at meetings of the stockholders. As of December 31, 2011, there were 417,863,368 and 5,365,419 shares of Class A Common Stock and Class B Common Stock issued and outstanding, respectively. As of December 31, 2010, there were 286,587,004 and 3,884,321 shares of Class A Common Stock and Class B Common Stock issued and outstanding, respectively.

2011 Transactions: During the year ended December 31, 2011, we issued shares of Common Stock in the following transactions:

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5,898,483 shares of Class A Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $492,600.

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1,481,098 shares of Class B Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $60,725.

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54,245,586 shares of Class A Common Stock to various vendors for consulting services valued at $5,643,059.

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245,045 shares of Class A Common Stock valued at $24,826 were issued to a vendor for the purchase of equipment.

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6,000,000 shares of Class A Common Stock valued at $340,000 were issued in payment of general and administrative expenses, of which $340,000 was recorded as prepaid expense.

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50,425,245 shares of Class A Common Stock valued at $2,274,737 were issued in payment of compensation.

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8,969,857 shares of Class A Common Stock valued at $502,312 were issued in payment of various accrued compensation on behalf of GoldLand.

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7,357,148 shares of Class A Common Stock valued at $992,609 were issued in payment of various accrued compensation.

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135,000 shares of Class A Common Stock valued at $12,960 were issued in payment of interest.

2010 Transactions: During the year ended December 31, 2008, we issued shares of Common Stock in the following transactions:

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61,898,727 shares of Class A Common Stock were issued to various vendors for consulting services valued at $6,957,093.

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1,250,000 shares of Class A Common Stock were issued for interest valued at $50,000.

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43,641,549 shares of Class A Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $2,346,593.

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3,580,000 shares of Class A Common Stock were issued for rent valued at $469,220.

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3,687,469 shares of Class A Common Stock were issued to purchase and make improvements to properties valued at $205,723.

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3,000,000 shares of Class A Common Stock were issued for cash totaling $75,000.

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301,316 shares of Class A Common Stock was purchased for $63,000.